ASPIRIANT CAPITAL APPRECIATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

MARKETABLE SECURITIES (28.45%)	Type of Investment	Units / Shares	Cost	Fair Value
EXCHANGE-TRADED FUND (3.83%)
iShares MSCI ACWI ETF[a]	Exchange-traded fund	39,563	$5,187,594	$6,210,204
TOTAL EXCHANGE-TRADED FUND			5,187,594	6,210,204

MUTUAL FUNDS (24.62%)
American Funds New Perspective Fund F-3 Class	Mutual fund	144,310	9,580,743	10,918,498
DFA Global Equity Portfolio - Institutional Class	Mutual fund	302,445	10,772,416	13,404,348
GMO Quality Fund - Class VIa	Mutual fund	420,472	13,001,959	15,570,090
TOTAL MUTUAL FUNDS			33,355,118	39,892,936
TOTAL MARKETABLE SECURITIES			38,542,712	46,103,140

PORTFOLIO FUNDS [b,c] (71.05%)	Investment Strategy			Acquisition Date
PARTNERSHIP INTERESTS (71.05%)
Accolade Partners VII-C, L.P.[d]	Private Equity	1,417,500	1,822,559	12/7/2020
AQR Delphi Long-Short Equity Fund, L.P.	Long/Short	5,500,000	11,524,707	4/1/2020
Black River Capital Partners Fund (Food) L.P.[a]	Private Equity	3,763,751	1,052,223	8/5/2011
Blackstone Life Sciences V L.P.	Private Equity	4,856,955	6,705,219	1/10/2020
Coatue Qualified Partners, L.P.	Long/Short	3,502,224	12,570,923	11/1/2017
Gavea Investment Fund IV A, L.P.	Private Equity	1,424,075	255,660	7/1/2011
H.I.G. Small-Cap & Growth Buyout Fund IV, L.P.	Buyout	250,000	198,061	3/30/2026
Industry Ventures Secondary X, L.P.	Venture Capital	1,620,789	2,674,213	1/2/2024
J. Goldman, L.P.	Long/Short	1,000,000	1,076,304	7/1/2025
KEPE Selling Fund II, L.P.[a]	Private Equity	56,826	56,870	11/15/2024
New Mountain Investments III, L.P.[a]	Buyout	208,517	68,638	12/19/2007
New Mountain Investments VII, L.P.	Buyout	3,650,623	4,322,504	8/29/2024
Oaktree Opportunities Fund X, L.P.	Private Credit	-	1,089,747	2/4/2016
Oaktree Opportunities Fund Xb, L.P.[a]	Private Credit	1,821,149	7,936,214	6/18/2018
RA Capital Healthcare Fund, L.P.	Long/Short	6,000,000	18,115,742	2/1/2019
RA Capital Nexus Fund III, L.P.	Private Equity	2,400,000	4,331,418	12/17/2021
Revolution Ventures II, L.P.	Venture Capital	3,509,809	2,659,689	10/24/2013
Stripes V, L.P.	Private Equity	9,818,729	14,735,715	7/7/2021
The Children's Investment Fund L.P.	Long/Short	3,000,000	13,024,275	11/1/2017
Transformation Capital Fund IV-A, L.P.	Venture Capital	561,307	464,564	5/5/2026
Viking Global Opportunities L.P.	Private Equity	4,380,452	10,443,577	1/1/2021
Vintage V, L.P.	Buyout	1,969,564	4,871	8/20/2008
TOTAL PARTNERSHIP INTERESTS		60,712,270	115,133,693
TOTAL PORTFOLIO FUNDS		60,712,270	115,133,693

SHORT-TERM INVESTMENT (1.29%)	Type of Investment
Goldman Sachs Financial Square Government Fund, 3.28%[a,e]	Money Market Fund	2,095,110	2,095,110	2,095,110
TOTAL SHORT-TERM INVESTMENT			2,095,110	2,095,110

TOTAL INVESTMENTS (100.79%)			$101,350,092	$163,331,943
Liabilities in excess of other assets (-0.79%)				(1,288,226)

TOTAL NET ASSETS (100.00%)				$162,043,717

a All or a portion of this investment is made through the wholly owned subsidiary RMCA Subholding, LLC.

b Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

c Non-income producing security.

d Affiliated investment for which ownership exceeds 5% of the investment's capital.

e The rate is the annualized seven-day yield at period end.

All investments are domiciled in the United States of America, except Gavea Investment Fund IV A, L.P., which is domiciled in Brazil.